Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average
			Summary	Average
			Compensation	Compensation	Value of Initial Fixed $100
	Summary		Table Total for	Actually Paid to	Investment Based on:
	Compensation	Compensation	Non-PEO Named	Non-PEO Named	Total	Peer Group Total		SG&A
	Table Total	Actually Paid	Executive	Executive	Shareholder	Shareholder	Net	Percentage of
Year	for PEO(1) ($)	to PEO(2) ($)	Officers(1) ($)	Officers(2) ($)	Return (TSR) ($)	Return(3) ($)	Income ($)	Billings(4)
2023	1,915,864	5,357,164	603,320	1,096,862	140.87	172.77	83,271,000	11.03%
2022	4,787,929	5,547,279	1,338,317	1,416,376	97.66	119.45	89,219,000	10.46%
2021	3,209,550	2,339,350	1,802,672	1,649,422	89.27	177.06	69,906,000	10.34%
2020	1,388,550	480,650	479,491	408,849	95.22	144.92	55,765,000	10.97%
(1)	Our PEO was Timothy McGrath for all years presented in the table. Our NEOs other than our PEO were Thomas Baker and Patricia Gallup for all years presented in the table.

(2)	The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

	PEO
	2023	2022	2021	2020
Total Compensation from SCT	$1,915,864	$4,787,929	$3,209,550	$1,388,550
Decrease for aggregate value for stock awards and option awards included in SCT for the covered fiscal year	-	(2,165,200)	(887,200)	-
Increase for fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	-	1,876,000	862,600	-
Increase (decrease) in year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	2,944,950	603,200	(790,400)	(604,350)
Increase for vesting date fair value of awards granted and vested during the covered fiscal year	-	-	-	-
Increase (decrease) in change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	496,350	445,350	(55,200)	(303,550)
Decrease for fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	-	-	-	-
Increase for dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	-	-	-	-
Compensation Actually Paid	$5,357,164	$5,547,279	$2,339,350	$480,650

	Average of NEO's
	2023	2022	2021	2020
Total Compensation from SCT	$603,320	$1,338,317	$1,802,672	$479,491
Decrease for aggregate value for stock awards and option awards included in SCT for the covered fiscal year	-	(541,300)	(1,074,200)	-
Increase for fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	-	469,000	970,425	-
Increase (decrease) in year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	401,123	84,825	(42,640)	(35,254)
Increase for vesting date fair value of awards granted and vested during the covered fiscal year	-	-	-	-
Increase (decrease) in change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	92,419	65,534	(6,835)	(35,388)
Decrease for fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	-	-	-	-
Increase for dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	-	-	-	-
Compensation Actually Paid	$1,096,862	$1,416,376	$1,649,422	$408,849

(3)	Our peer group for the calculation of Total Shareholder Return, or TSR, is the NASDAQ Composite-Total Return.

(4)	SG&A percentage of billings, a non-GAAP financial measure, is calculated as total SG&A expenses (less any exclusions approved by the subcommittee that administered our cash performance awards, or the Subcommittee) divided by total billings of products and services delivered to customers. We define total billings delivered to customers as net sales plus the amount we are required to net for sales of software under ASC 606. In 2021, the Subcommittee approved $5 million of uncontrolled medical expenses to be excluded from total SG&A expenses.

Company Selected Measure Name	SG&A percentage of billings
Named Executive Officers, Footnote
(1)	Our PEO was Timothy McGrath for all years presented in the table. Our NEOs other than our PEO were Thomas Baker and Patricia Gallup for all years presented in the table.

Peer Group Issuers, Footnote
(3)	Our peer group for the calculation of Total Shareholder Return, or TSR, is the NASDAQ Composite-Total Return.

PEO Total Compensation Amount	$ 1,915,864	$ 4,787,929	$ 3,209,550	$ 1,388,550
PEO Actually Paid Compensation Amount	$ 5,357,164	5,547,279	2,339,350	480,650
Adjustment To PEO Compensation, Footnote

(2)	The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

	PEO
	2023	2022	2021	2020
Total Compensation from SCT	$1,915,864	$4,787,929	$3,209,550	$1,388,550
Decrease for aggregate value for stock awards and option awards included in SCT for the covered fiscal year	-	(2,165,200)	(887,200)	-
Increase for fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	-	1,876,000	862,600	-
Increase (decrease) in year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	2,944,950	603,200	(790,400)	(604,350)
Increase for vesting date fair value of awards granted and vested during the covered fiscal year	-	-	-	-
Increase (decrease) in change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	496,350	445,350	(55,200)	(303,550)
Decrease for fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	-	-	-	-
Increase for dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	-	-	-	-
Compensation Actually Paid	$5,357,164	$5,547,279	$2,339,350	$480,650

Non-PEO NEO Average Total Compensation Amount	$ 603,320	1,338,317	1,802,672	479,491
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,096,862	1,416,376	1,649,422	408,849
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

	Average of NEO's
	2023	2022	2021	2020
Total Compensation from SCT	$603,320	$1,338,317	$1,802,672	$479,491
Decrease for aggregate value for stock awards and option awards included in SCT for the covered fiscal year	-	(541,300)	(1,074,200)	-
Increase for fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	-	469,000	970,425	-
Increase (decrease) in year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	401,123	84,825	(42,640)	(35,254)
Increase for vesting date fair value of awards granted and vested during the covered fiscal year	-	-	-	-
Increase (decrease) in change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	92,419	65,534	(6,835)	(35,388)
Decrease for fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	-	-	-	-
Increase for dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	-	-	-	-
Compensation Actually Paid	$1,096,862	$1,416,376	$1,649,422	$408,849

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following lists the financial performance measures that, in our assessment, represent the most important performance measures we use to link the CAP Amounts for our named executive officers for 2023 (our most recently completed fiscal year), to company performance:

Company Performance Measures

Net income
SG&A percentage of billings

Of these measures, we have identified SG&A percentage of billings as the most important of our financial performance measures (that is not already required to be disclosed in the pay versus performance table above) used to link CAP Amounts for our executives for 2023 to company performance.

Total Shareholder Return Amount	$ 140.87	97.66	89.27	95.22
Peer Group Total Shareholder Return Amount	172.77	119.45	177.06	144.92
Net Income (Loss)	$ 83,271,000	$ 89,219,000	$ 69,906,000	$ 55,765,000
Company Selected Measure Amount	11.03	10.46	10.34	10.97
PEO Name	Timothy McGrath
Measure:: 1
Pay vs Performance Disclosure
Name	Net income
Measure:: 2
Pay vs Performance Disclosure
Name	SG&A percentage of billings
Non-GAAP Measure Description

(4)	SG&A percentage of billings, a non-GAAP financial measure, is calculated as total SG&A expenses (less any exclusions approved by the subcommittee that administered our cash performance awards, or the Subcommittee) divided by total billings of products and services delivered to customers. We define total billings delivered to customers as net sales plus the amount we are required to net for sales of software under ASC 606. In 2021, the Subcommittee approved $5 million of uncontrolled medical expenses to be excluded from total SG&A expenses.

PEO | Decrease for aggregate value for stock awards and option awards included in SCT for the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (2,165,200)	$ (887,200)
PEO | Increase for fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,876,000	862,600
PEO | Increase (decrease) in year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,944,950	603,200	(790,400)	$ (604,350)
PEO | Increase (decrease) in change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	496,350	445,350	(55,200)	(303,550)
Non-PEO NEO | Decrease for aggregate value for stock awards and option awards included in SCT for the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(541,300)	(1,074,200)
Non-PEO NEO | Increase for fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		469,000	970,425
Non-PEO NEO | Increase (decrease) in year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	401,123	84,825	(42,640)	(35,254)
Non-PEO NEO | Increase (decrease) in change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 92,419	$ 65,534	$ (6,835)	$ (35,388)